Derivative Instruments And Hedging Activities Fair Value of Derivative Instruments (Details) (Interest Rate Cap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 0.1	$ 0.7
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	0
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0.1
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 0.1